Corporate and Group Information (Details)		12 Months Ended
	Jul. 01, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 06, 2023	May 22, 2023 shares
Corporate Information [Line Items]
Reverse share split		0.11059896
Conversion ratio		1			1
Losses from operations		$ (49,584,002)	$ (76,344,202)	$ (7,395,611)
Negative working capital		17,452,304
Net operating cash outflow		(4,896,060)	(10,212,070)	$ (1,424,482)
Accumulated deficit		(161,758,836)	$ (117,208,018)
number of shares issued and sold (in Shares) | shares				744		198,000
Other receivables		1,500,000
Loan facilities from financial institutions		$ 3,900,000
TNL Mediagene Inc. [Member]
Corporate Information [Line Items]
Reverse share split		0.11059896
number of shares issued and sold (in Shares) | shares			139,000
TNL Mediagene Inc. [Member] | Class A Shares [Member]
Corporate Information [Line Items]
Par value per share (in Dollars per share) | $ / shares		$ 0.0001
Class B Shares [Member]
Corporate Information [Line Items]
Par value per share (in Dollars per share) | $ / shares		0.0001
Class A Shares [Member]
Corporate Information [Line Items]
Par value per share (in Dollars per share) | $ / shares		0.0001
Ordinary Shares [Member]
Corporate Information [Line Items]
Par value per share (in Dollars per share) | $ / shares		$ 0.0001
Conversion ratio		1
Tumim ELOC Shares [Member]
Corporate Information [Line Items]
Amount raised	$ 1,900,000
number of shares issued and sold (in Shares) | shares	338,198
Pipe Shares [Member]
Corporate Information [Line Items]
Amount raised	$ 2,200,000
number of shares issued and sold (in Shares) | shares	300,354
Blue Ocean Warrant [Member]
Corporate Information [Line Items]
Conversion ratio		1